OPERATING SEGMENTS (Schedule of Percentage of Non-Current Assets) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current assets Percentage	100.00%	100.00%
United States [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current assets Percentage	79.00%	79.00%
Israel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current assets Percentage	21.00%	21.00%